Accrued Expenses and Other Current and Non-Current Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Expenses and Other Current and Non-Current Liabilities	Accrued Expenses and Other Current and Non-Current Liabilities
Accrued expenses and other current liabilities as of June 30, 2022 and December 31, 2021 consist of the following:

(in thousands)	June 30, 2022	December 31, 2021
Compensation, including bonuses, fringe benefits, and payroll taxes	$4,279	$3,325
Contract liabilities	1,348	262
Directors and officers insurance premiums	5,104	5,009
Deferred acquisition consideration (see Note 16)	3,459	2,359
Other liabilities	3,420	2,969
Total accrued expenses and other current liabilities	$17,610	$13,924
Contract liabilities as of June 30, 2022 and December 31, 2021 consist of cumulative adjustments made to capitated revenue recognized in prior periods.Pursuant to the Business Combination, the Company has agreed to indemnify members of the Board and certain officers if they are named or threatened to be named as a party to any proceeding by reason of the fact that they acted in such capacity. The Company entered into a financing arrangement to pay premiums for directors’ and officers’ (“D&O”) insurance coverage to protect against such losses on November 12, 2021. As of June 30, 2022, the remaining D&O principal balance was $5,538, of which $434 is due to be paid after June 30, 2023 and classified as an other non-current liability. Additionally, the Company includes $2,550 of deferred consideration arising from acquisitions in other non-current liabilities to reflect when the deferred consideration will be paid (see Note 16 for details).	Accrued Expenses and Other Current and Non-Current Liabilities
Accrued expenses and other current liabilities as of December 31, 2021 and 2020 consist of the following:

(in thousands)	December 31, 2021	December 31, 2020
Compensation, including bonuses, fringe benefits, and payroll taxes	$3,325	$4,210
Deferred revenue and refund liabilities	592	3,379
Directors and officers insurance premiums	5,009	—
Deferred acquisition consideration (see Note 16)	2,359	50
Other liabilities	2,639	1,813
Total accrued expenses and other current liabilities	$13,924	$9,452
Refund liabilities as of December 31, 2021 and 2020 primarily consist of cumulative adjustments made to capitated and FFS revenue recognized in prior years.
Pursuant to the Business Combination, the Company has agreed to indemnify members of the Board and certain officers if they are named or threatened to be named as a party to any proceeding by reason of the fact that they acted in such capacity. The Company entered into a financing arrangement to pay premiums for directors’ and officers’ (“D&O”) insurance coverage to protect against such losses on November 12, 2021. As of December 31,
2021, the remaining D&O principal balance was $8,020, of which $3,011 is due to be paid in 2023 and classified as an other non-current liability. Additionally, the Company includes $2,109 of deferred consideration (see Note 16 for details) in other non-current liabilities to reflect when the deferred consideration will be paid.